AQUILA TAX-FREE TRUST OF OREGON

SUMMARY PROSPECTUS

July 26, 2013
As Revised As Of October 11, 2013

Tickers:	Class A – ORTFX	Class C – ORTCX
	Class I – ORTIX	Class Y – ORTYX

This summary prospectus is designed to provide investors with key Trust information in a clear and concise format.  Before you invest, you may want to review the Trust’s complete Prospectus, which contains more information about the Trust and its risks. You can find the Trust's Prospectus and other information about the Trust online at www.aquilafunds.com/literature.html. You can also get this information at no cost by calling 800-437-1020 (toll-free) or by sending an e-mail request to info@aquilafunds.com. If you purchase shares of the Trust through a broker-dealer or other financial intermediary (such as a bank), the Prospectus and other information will also be available from your financial intermediary. The Trust's Prospectus and Statement of Additional Information, both dated July 26, 2013, as revised as of October 11, 2013, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective

The Trust’s objective is to provide you as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital.

Fees and Expenses of the Trust

This table describes the fees and expenses that you may pay if you buy and hold shares of the Trust. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in the Trust or in other funds in the Aquila Group of Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "Alternative Purchase Plans” on page 22 of the Trust's Prospectus, "What are the sales charges for purchases of Class A Shares” on page 23 of the Prospectus, "Reduced Sales Charges for Certain Purchases of Class A Shares” on page 26 of the Prospectus, and “Purchase, Redemption, and Pricing of Shares” on page 55 of the Statement of Additional Information (the “SAI”).  No Class I Shares are currently outstanding.

	Class A Shares	Class C Shares	Class I Shares	Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of redemption value or purchase price)	None(1)	1.00%	None	None
Annual Trust Operating Expenses (Expenses that you pay each year as a percentage of your investment)
Management Fee	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fee	0.15%	0.75%	0.15%	None
Other Expenses	0.17%	0.42%	0.38%(2)	0.17%
Total Annual Trust Operating Expenses	0.72%	1.57%	0.93%	0.57%

(1)
Purchases of $1 million or more have no sales charge but a contingent deferred sales charge of up to 1% for redemptions within two years of purchase and up to 0.50 of 1% for redemptions during the  third and fourth years after purchase.

(2)           Other Expenses of Class I Shares are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Trust for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Trust’s operating expenses remain the same. Six years after the date of purchase, Class C Shares automatically convert to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$471	$621	$785	$1,259
Class C Shares	$260	$496	$855	$1,428
Class I Shares	$95	$296	$515	$1,143
Class Y Shares	$58	$183	$318	$714

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares	$160	$496	$855	$1,428

Portfolio Turnover

The Trust pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trust shares are held in a taxable account. These costs, which are not reflected in annual Trust operating expenses or in the example, affect the Trust's performance. During the fiscal year ended September 30, 2012 and during the fiscal period ended March 31, 2013, the Trust's portfolio turnover rate was 8% and 3%, respectively, of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Trust’s net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Oregon state and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals.  In general, almost all of these obligations are issued by the State of Oregon, its counties and various other local authorities. We call these “Oregon Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes.  Some Oregon Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Oregon Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself.  These obligations can be of any maturity, but the Trust’s average portfolio maturity has traditionally been between 10 and 18 years.

At the time of purchase, the Trust’s Oregon Obligations must be of investment grade quality. This means that they must either

*	be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

*	if unrated, be determined to be of comparable quality by the Sub-Adviser.

The Sub-Adviser selects obligations for the Trust’s portfolio to best achieve the Trust’s objective by considering various characteristics including quality, maturity and coupon rate.

The Trust may use derivatives, including futures contracts and options on futures contracts, for a variety of purposes, including to “hedge” or protect its portfolio from adverse movements in securities prices and interest rates.

Principal Risks

Market Risk. The market prices of the Trust’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

Interest Rate Risk.  The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term securities.

Credit Risk. If an issuer or obligor of a security held by the Trust or a counterparty to a financial contract with the Trust defaults or is downgraded, or if the value of the assets underlying a security declines, the value of your investment will typically decline.  Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies may fail to make timely changes to credit ratings in response to subsequent events. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Oregon and Other Municipal Obligations. The Trust may be affected significantly by adverse economic, political or other events affecting Oregon and other municipal issuers.  Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support.  Oregon’s debt levels are high in relation to its economic base. According to Moody’s 2012 State Debt Medians, Oregon’s debt burden ranked 11th in the nation on both a debt per capita basis and on a personal income basis. The state is highly vulnerable to budgetary strain due to its high reliance on economically sensitive income taxes.  The Oregon Public Employees Retirement System (“PERS”) Board recently approved a 45% net contribution rate increase for the 2013-15 biennium, potentially

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impacting the repayment ability of PERS employers across the State, including most Oregon municipal bond issuers. Rates were increased to reduce the $16 billion unfunded pension liability.  Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities.  Issuers often depend on revenues from these projects to make principal and interest payments.  The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors.

Tax Risk. The income on the Trust’s Oregon Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation or adverse interpretations by regulatory authorities.

Liquidity Risk. Some securities held by the Trust may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the Trust is forced to sell an illiquid security to meet redemption requests or other cash needs, the Trust may be forced to sell the security at a loss.

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Trust may also lose any premium it paid on the security.

Portfolio Selection Risk. The value of your investment may decrease if the Sub-Adviser’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates, is incorrect.

Derivatives Risk. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves, behave in a way not anticipated by the Trust. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase Trust volatility. Some derivatives have the potential for unlimited loss, regardless of the size of the Trust’s initial investment.  Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Trust. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Leveraging Risk. The value of your investment may be more volatile if the Trust borrows or uses derivatives or other investments that have a leveraging effect on the Trust’s portfolio. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Trust would otherwise have had, potentially resulting in the loss of all assets. The Trust may also have to sell assets at inopportune times to satisfy its obligations.

The Trust is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”). Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Trust invests in the securities of specific issuers or issues of a similar project type, the more the Trust is exposed to risks associated with investments in those issuers or types of projects.  Also, the Trust may be more volatile than a more geographically diverse fund.

Loss of money is a risk of investing in the Trust.

These risks are discussed in more detail later in the Prospectus or in the SAI.

Trust Performance

The following bar chart and table provide some indication of the risks of investing in the Trust by showing changes in the Trust’s performance from year to year and by showing how the Trust’s average annual total returns for the designated periods compare with those of a broad measure of market performance. The Trust's past performance (before and after taxes) is not necessarily an indication of how the Trust will perform in the future. Updated performance information is available at www.aquilafunds.com or by calling 800-437-1020 (toll-free).

ANNUAL TOTAL RETURNS
As of December 31
Class Y Shares
2003 - 2012

12%                                                         11.10%
                                                             XXXX          10.00%
10%                                                          XXXX           XXX
                                                             XXXX           XXX
8%                                                           XXXX           XXX
                                                             XXXX           XXX
6%                                                           XXXX           XXX
                   5.14%                                     XXXX           XXXX    5.94
4%                 XXXX   3.94%         3.78%                XXXX           XXXX    XXX
                   XXXX   XXXX   2.77   XXXX   2.99          XXXX           XXXX    XXX
2%                 XXXX   XXXX   XXXX   XXXX   XXXX          XXXX   1.33    XXXX    XXX
                   XXXX   XXXX   XXXX   XXXX   XXXX          XXXX   XXXX    XXXX    XXX
0%                 XXXX   XXXX   XXXX   XXXX   XXXX  -1.03   XXXX   XXXX    XXXX    XXX
                                                      XXX
-2                                                    XXX

                   2003   2004   2005   2006   2007   2008   2009   2010    2011    2012

Calendar Years

During the 10-year period shown in the bar chart, the highest return for a quarter was 5.51% (quarter ended September 30, 2009) and the lowest return for a quarter was -3.17% (quarter ended September 30, 2008).

The year-to-date (from January 1, 2013 to June 30, 2013) total return for Class Y Shares was -2.92%.

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                                                                                                                                                                                             Average Annual Total Returns for
                                                                                                                                                                                            the Periods Ended December 31, 2012

	1 Year	5 Years	10 Years
Class Returns Before Taxes:
Class A	1.54%	4.34%	3.95%
Class C	3.87%	4.31%	3.50%
Class Y	5.94%	5.36%	4.54%
Class Y Returns After Taxes:
On Distributions	5.87%	5.35%	4.52%
On Distributions and Redemption	5.15%	5.15%	4.45%
Barclays Capital Quality Intermediate Municipal Bond Index (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)	3.84%	5.47%	4.53%

After-tax returns are calculated using the highest individual Federal marginal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes.  Actual after-tax returns will depend on your specific situation and may differ from those shown.  The after-tax returns shown are not relevant to investors who hold Trust shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The total returns reflect reinvestment of dividends and distributions.  After-tax returns are shown only for Class Y Shares.   After-tax returns for other classes of shares will vary.

Management

Investment Adviser - Aquila Investment Management LLC (the “Manager”)

Sub-Adviser - Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management

Portfolio Manager -- Mr. Chris Johns has been the Trust’s portfolio manager since 2011. Mr. Johns has also been the portfolio manager of Tax-Free Fund of Colorado, which has investment objectives similar to those of the Trust, since that fund’s inception in 1987. Mr. Johns is a Senior Vice President of the Sub-Adviser and has been an officer of it and its predecessor companies since 1992.

Purchase and Sale of Trust Shares

You may purchase, redeem or exchange shares of the Trust on any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Class A Shares or Class C Shares either through a financial advisor or directly from the Trust. The minimum initial purchase amount for Class A or Class C Shares is $1,000, and $50 if an automatic investment program is established. There is no minimum for subsequent investments. Class I Shares and Class Y Shares may be purchased only through a financial intermediary, which may impose separate investment minimums.

Tax Information

The Trust intends to distribute income that is exempt from regular Federal income tax and Oregon state personal income tax. Portions of the Trust's distributions may be subject to such taxes and/or to the Federal alternative minimum tax.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Trust through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Trust and Aquila Distributors, Inc. (the “Distributor”) or the Manager may pay the intermediary for the sale of Trust shares and related shareholder servicing activities. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Trust over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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